RELATED PARTY TRANSACTIONS - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total emoluments	€ 19,839,000	€ 16,674,000	€ 16,015,000
Compensation settled in treasury shares	5,168,000	2,759,000	4,737,000
Wages and salaries	385,182,000	323,936,000	313,471,000
Key management personnel compensation, other long-term employee benefits			314,000
Non-executive Directors
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares	0	0	418,000
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Wages and salaries	14,671,000	13,915,000	10,964,000
Ferrari N.V. (Ferrari) | Directors
Disclosure of transactions between related parties [line items]
Total emoluments	10,260,000	17,043,000	17,767,000
Compensation for salary	1,786,000
Compensation settled in treasury shares	€ 8,474,000	15,963,000	16,490,000
Ferrari N.V. and Ferrari S.p.A. | Directors
Disclosure of transactions between related parties [line items]
Total emoluments		17,043,000	17,767,000
Compensation for salary		€ 1,080,000	€ 1,277,000